UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09835
Investment Company Act File Number

Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Capital Growth Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value
Aerospace & Defense — 1.2%
BE Aerospace, Inc.(1)	87,000	$754,290

		$754,290

Beverages — 0.5%
Heckmann Corp.(1)(2)	74,178	$357,538

		$357,538

Biotechnology — 2.5%
Biogen Idec, Inc.(1)	5,243	$274,838
Genzyme Corp.(1)	23,000	1,365,970

		$1,640,808

Capital Markets — 2.2%
Aberdeen Asset Management PLC	47,080	$86,030
Affiliated Managers Group, Inc.(1)	15,636	652,178
MF Global, Ltd.(1)(2)	159,000	672,570

		$1,410,778

Chemicals — 8.5%
Celanese Corp., Class A	48,000	$641,760
CF Industries Holdings, Inc.	7,500	533,475
Lubrizol Corp.	48,300	1,642,683
Monsanto Co.	7,340	609,954
NewMarket Corp.	30,000	1,329,000
Syngenta AG	4,200	844,253

		$5,601,125

Commercial Banks — 2.3%
SVB Financial Group(1)(2)	9,069	$181,471
Wells Fargo & Co.	93,000	1,324,320

		$1,505,791

Commercial Services & Supplies — 1.7%
Copart, Inc.(1)	22,000	$652,520
Waste Management, Inc.	18,000	460,800

		$1,113,320

Construction & Engineering — 3.5%
Foster Wheeler AG(1)	67,000	$1,170,490
Granite Construction, Inc.	29,900	1,120,652
Perini Corp.(1)(2)	2,161	26,580

		$2,317,722

Security	Shares	Value
Consumer Finance — 1.6%
Discover Financial Services	52,000	$328,120
SLM Corp.(1)(2)	150,851	746,712

		$1,074,832

Diversified Consumer Services — 2.0%
Corinthian Colleges, Inc.(1)	66,000	$1,283,700

		$1,283,700

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	40,000	$1,063,200

		$1,063,200

Electrical Equipment — 2.5%
GrafTech International, Ltd.(1)	165,000	$1,016,400
JA Solar Holdings Co., Ltd. ADR(1)	185,000	623,450

		$1,639,850

Electronic Equipment, Instruments & Components — 0.2%
Itron, Inc.(1)(2)	2,150	$101,802

		$101,802

Energy Equipment & Services — 3.4%
Nabors Industries, Ltd.(1)	31,000	$309,690
Patterson-UTI Energy, Inc.	39,000	349,440
Pride International, Inc.(1)	53,147	955,583
Transocean, Ltd.(1)	10,500	617,820

		$2,232,533

Health Care Equipment & Supplies — 0.8%
Masimo Corp.(1)	18,000	$521,640

		$521,640

Hotels, Restaurants & Leisure — 1.9%
Scientific Games Corp., Class A(1)	103,000	$1,247,330

		$1,247,330

Insurance — 8.4%
Admiral Group PLC	26,000	$318,073
Allied World Assurance Holdings, Ltd./Bermuda	38,500	1,464,155
Fairfax Financial Holdings, Ltd.(2)	1,500	390,750
Fidelity National Financial, Inc., Class A	76,200	1,486,662
First American Corp.	17,017	451,121
MetLife, Inc.	63,000	1,434,510

		$5,545,271

Internet & Catalog Retail — 1.8%
Priceline.com, Inc.(1)(2)	14,732	$1,160,587

		$1,160,587

Security	Shares	Value
Internet Software & Services — 5.5%
Akamai Technologies, Inc.(1)	41,000	$795,400
Equinix, Inc.(1)(2)	21,000	1,179,150
Google, Inc., Class A(1)	3,025	1,052,882
MercadoLibre, Inc.(1)(2)	31,000	575,050

		$3,602,482

IT Services — 2.8%
Euronet Worldwide, Inc.(1)	39,000	$509,340
MasterCard, Inc., Class A(2)	7,300	1,222,604
Wright Express Corp.(1)	5,600	102,032

		$1,833,976

Media — 3.8%
Arbitron, Inc.	10,549	$158,340
Liberty Entertainment, Series A(1)	96,000	1,915,200
Virgin Media, Inc.	82,000	393,600

		$2,467,140

Metals & Mining — 1.7%
Gammon Gold, Inc.(1)	176,000	$1,138,720

		$1,138,720

Multiline Retail — 1.1%
Big Lots, Inc.(1)	35,000	$727,300

		$727,300

Oil, Gas & Consumable Fuels — 8.5%
Chesapeake Energy Corp.	39,000	$665,340
Enbridge Energy Management, LLC(1)	7,746	224,402
Enbridge Energy Partners, LP.	14,500	433,985
Goodrich Petroleum Corp.(1)(2)	16,211	313,845
Newfield Exploration Co.(1)	27,000	612,900
Paladin Energy, Ltd.(1)(2)	502,000	1,214,388
Petrohawk Energy Corp.(1)	69,762	1,341,523
Walter Industries, Inc.	35,000	800,450

		$5,606,833

Pharmaceuticals — 0.3%
Perrigo Co.	7,900	$196,157

		$196,157

Professional Services — 1.5%
FTI Consulting, Inc.(1)	19,821	$980,743

		$980,743

Real Estate Investment Trusts (REITs) — 2.0%
Annaly Capital Management, Inc.	45,693	$633,762
Chimera Investment Corp.	45,455	152,729
Host Hotels & Resorts, Inc.	142,000	556,640

		$1,343,131

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 8.1%
Atheros Communications, Inc.(1)	51,300	$752,058
Cypress Semiconductor Corp.(1)	238,000	1,611,260
MEMC Electronic Materials, Inc.(1)	25,000	412,250
NVIDIA Corp.(1)	77,000	759,220
ON Semiconductor Corp.(1)	149,252	582,083
Renesola, Ltd. ADR(1)	85,000	340,000
Tessera Technologies, Inc.(1)	38,000	508,060
Varian Semiconductor Equipment Associates, Inc.(1)	16,500	357,390

		$5,322,321

Software — 1.9%
Check Point Software Technologies, Ltd.(1)	20,400	$453,084
Electronic Arts, Inc.(1)	43,000	782,170

		$1,235,254

Specialty Retail — 5.0%
Advance Auto Parts, Inc.	43,087	$1,770,014
Best Buy Co., Inc.	38,000	1,442,480
Hibbett Sports, Inc.(1)	4,224	81,185

		$3,293,679

Textiles, Apparel & Luxury Goods — 1.1%
Gildan Activewear, Inc.(1)(2)	45,300	$366,930
Hanesbrands, Inc.(1)	38,000	363,660

		$730,590

Trading Companies & Distributors — 0.5%
WESCO International, Inc.(1)	18,000	$326,160

		$326,160

Transportation Infrastructure — 1.3%
Aegean Marine Petroleum Network, Inc.	51,000	$854,250

		$854,250

Water Utilities — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	62,234	$1,328,696

		$1,328,696

Wireless Telecommunication Services — 2.8%
Crown Castle International Corp.(1)	90,000	$1,836,900

		$1,836,900

Total Common Stocks (identified cost $59,586,154)		$63,396,449

Investment Funds — 1.1%

Security	Shares	Value
Capital Markets — 1.1%
iShares Russell Midcap Growth Index Fund	24,000	$722,400

		$722,400

Total Investment Funds (identified cost $722,273)		$722,400

Short-Term Investments — 16.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(3)	$2,849	$2,848,536
Eaton Vance Cash Collateral Fund, LLC, 0.85%(3)(4)	8,254	8,254,034

Total Short-Term Investments (identified cost $11,124,274)		$11,102,570

Total Investments — 114.5% (identified cost $71,432,701)		$75,221,419

Other Assets, Less Liabilities — (14.5)%		$(9,529,279)

Net Assets — 100.0%		$65,692,140

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. For the fiscal year to date ended March 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $52,348, and net income allocated from the investment in Cash Management Portfolio was $1,768.
(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at March 31, 2009. At March 31, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At March 31, 2009, the Portfolio loaned securities having a market value of $7,680,361 and received $8,226,368 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $8,226,368 to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,268,846

Gross unrealized appreciation	$4,117,608
Gross unrealized depreciation	(4,165,035)

Net unrealized depreciation	$(47,427)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$73,973,062
Level 2	Other Significant Observable Inputs	1,248,357
Level 3	Significant Unobservable Inputs	—

Total		$75,221,419

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009